Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Cash and cash equivalents	$628.6	$712.4
Restricted cash securing letter of credit facilities	21.2	5.8
Restricted cash securing reinsurance contracts	209.3	245.9
Total cash, cash equivalents and restricted cash	859.1	964.1
Restricted investments securing reinsurance contracts and letter of credit facilities	1,451.2	1,347.0
Total cash, cash equivalents, restricted cash and restricted investments	$2,310.3	$2,311.1

Restrictions on Cash and Cash Equivalents
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Cash and cash equivalents	$628.6	$712.4
Restricted cash securing letter of credit facilities	21.2	5.8
Restricted cash securing reinsurance contracts	209.3	245.9
Total cash, cash equivalents and restricted cash	859.1	964.1
Restricted investments securing reinsurance contracts and letter of credit facilities	1,451.2	1,347.0
Total cash, cash equivalents, restricted cash and restricted investments	$2,310.3	$2,311.1